THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.5%
	Alabama — 2.7%
$2,500,000	Alabama State, Public School and College Authority, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/31	$3,159,572
1,500,000	Black Belt Energy Gas District, AL, Revenue Bonds, Project No.4, Series A, 4.000% due 12/1/49[1]	1,629,831
2,500,000	Black Belt, AL, Energy Gas District, Revenue Bonds, Project No.6, Series A, 4.000% due 10/1/52[1]	2,748,316
1,000,000	Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Project No.1, Series A, 4.000% due 11/1/51[1]	1,115,368
		8,653,087
	Arizona — 0.7%
2,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,261,252
	California — 3.3%
1,000,000	Bay, CA, Area Toll Authority, Revenue Bonds, Series D, (MUNI SWAP INDEX+0.3%), 0.360% due 4/1/56[2]	1,000,121
1,500,000	California State, General Obligation Unlimited, 5.000% due 3/1/34	1,862,060
	California State, General Obligation Unlimited, Refunding:
1,000,000	5.000% due 9/1/27	1,188,446
2,000,000	4.000% due 9/1/31	2,200,804
1,855,000	5.000% due 10/1/31	2,397,865
1,420,000	California State,General Obligation Unlimited, Refunding, (AGMC Insured), 5.250% due 8/1/32	1,869,397
		10,518,693
	Colorado — 1.1%
1,685,000	Colorado State, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,792,650
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,721,240
		3,513,890
	Connecticut — 2.6%
2,000,000	Connecticut State, General Obligation Unlimited, Series C, 4.000% due 6/1/28	2,295,603
1,780,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,880,764
	Connecticut State, Special Tax Obligation Bonds, Revenue Bonds, Series A:
2,000,000	5.000% due 5/1/31	2,490,628
1,250,000	5.000% due 5/1/32	1,552,392
		8,219,387
	Delaware — 2.1%
1,590,000	County of New Castle, DE, General Obligation Unlimited, Series A, 5.000% due 10/1/32	2,060,786
1,000,000	Delaware River and Bay Authority, DE, Consisting, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,072,033
535,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/31[3]	648,504
2,640,000	Delaware State, General Obligation Unlimited, Series B, 5.000% due 7/1/24	2,890,794
		6,672,117
	District Of Columbia — 2.9%
1,550,000	District of Columbia, General Obligation Unlimited, Series A, 5.000% due 6/1/32	1,734,815
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	$3,040,767
1,320,000	District of Columbia, Water and Sewer Authority, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	1,506,403
	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B:
1,000,000	5.000% due 10/1/23	1,067,528
1,570,000	5.000% due 10/1/28	1,900,560
		9,250,073
	Florida — 9.3%
1,500,000	Brevard County School District, FL, Certificate Participation, Refunding, Series B, 5.000% due 7/1/29	1,634,592
1,000,000	Central Florida, Expressway Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/30	1,260,055
2,820,000	Central Florida, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,253,220
2,750,000	City of Lakeland, FL, Energy System Revenue Bonds, Refunding, 5.000% due 10/1/25	3,124,278
2,880,000	County of Miami-Dade FL Water and Sewer System Revenue, Revenue Bonds, Series B, Prerefunded 10/01/23 @100, 5.250% due 10/1/29	3,087,835
	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A:
2,500,000	5.000% due 10/1/27	2,969,155
1,340,000	5.000% due 10/1/28	1,556,521
1,130,000	JEA Electric System Revenue, FL, Revenue Bonds, Series A, Prerefunded 10/01/23 @100, 5.000% due 10/1/27	1,205,918
1,300,000	JEA Water & Sewer System Revenue, FL, Revenue Bonds, Series B, 0.090% due 10/1/41[1]	1,300,000
3,000,000	Lee County, FL, School Board, Certificate Participation, Series A, 5.000% due 8/1/28	3,632,151
2,025,000	Orlando - Orange County, FL, Expressway Authority, Revenue Bonds, Prerefunded 7/01/22 @100, 5.000% due 7/1/23	2,062,879
1,000,000	Orlando, FL, Utilities Commission, Revenue Bonds, Series B, 1.250% due 10/1/46[1]	986,781
2,000,000	Pasco County, FL, School Board, Certificate Participation, Series C, (AGMC Insured), 5.000% due 8/1/33	2,487,121
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,189,143
		29,749,649
	Georgia — 0.5%
1,250,000	City of Atlanta, GA, Department of Aviation, Revenue Bonds, Series A, 5.000% due 7/1/28	1,505,723
	Hawaii — 0.9%
2,500,000	City and County of Honolulu, HI, General Obligation Unlimited, Series A, 5.000% due 10/1/32	2,812,460
	Illinois — 6.2%
2,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,187,194
	County of Cook, IL, General Obligation Unlimited, Refunding, Series A:
1,000,000	5.000% due 11/15/25	1,123,420
1,360,000	5.000% due 11/15/26	1,561,540
1,980,000	DuPage County, IL, Forest Preserve District, General Obligation Limited, 5.000% due 11/1/29[3]	2,460,070
1,000,000	Illinois State, Municipal Electric Agency, Revenue Bonds, Series A, 4.000% due 2/1/33	1,086,830
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$3,500,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/28	$4,174,897
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,450,746
2,250,000	Metropolitan, Greater Chicago, IL, Water Reclamation District, General Obligation Limited, Refunding, Series C, 5.000% due 12/1/29	2,770,437
		19,815,134
	Indiana — 0.3%
1,025,000	Indiana State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,134,209
	Kansas — 1.4%
1,190,000	Kansas State, Department of Transportation Highway Revenue, Revenue Bonds, Series C, 5.000% due 9/1/23	1,219,417
	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured):
1,000,000	4.000% due 8/1/24	1,069,554
2,120,000	4.000% due 8/1/25	2,317,749
		4,606,720
	Kentucky — 2.4%
2,315,000	Jefferson County, KY, School District Finance Corp. School Building, Revenue Bonds, Series A, 4.000% due 6/1/29	2,638,778
2,000,000	Kentucky State, Infrastructure Authority, Revenue Bonds, Series A, Prerefunded 2/01/22 @100, 5.000% due 2/1/28	2,000,000
1,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,194,579
1,500,000	Kentucky State, Property & Building Commission, Revenue Bonds, Project No. 124, Series A, (AGMC Insured), 5.000% due 11/1/27	1,795,670
		7,629,027
	Louisiana — 1.3%
3,905,000	Louisiana State, Gasoline and Fuels Tax Revenue, Revenue Bonds, Series C, Prerefunded 5/01/23 @100, 5.000% due 5/1/43	4,111,274
	Maryland — 3.5%
1,000,000	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 4/15/32	1,235,581
2,000,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	2,412,211
4,000,000	Maryland State, General Obligation Unlimited,Series B, 5.000% due 8/1/24	4,391,981
1,240,000	Montgomery County, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,411,705
1,445,000	Washington state, MD, Suburban Sanitary Commission, Revenue Bonds, (County Guaranteed), 5.000% due 12/1/30	1,848,304
		11,299,782
	Massachusetts — 1.3%
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,997,614
1,100,000	Commonwealth of Massachusetts, General Obligation Limited, Series E, 5.000% due 9/1/32	1,337,397
		4,335,011
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — 3.7%
$1,045,000	Brighton Area School Districtmi, MI, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/28	$1,260,729
1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,103,391
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,044,963
1,000,000	Michigan Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	1,021,678
2,275,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.500% due 12/1/26	2,585,590
1,880,000	Michigan State, Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	1,959,179
		11,975,530
	Minnesota — 1.6%
2,000,000	Minnesota State, General Obligation Unlimited, Series A, 4.000% due 9/1/33	2,396,276
2,490,000	Minnesota State, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	2,609,433
		5,005,709
	Missouri — 1.4%
2,000,000	City of Kansas, MO, Sanitary Sewer System, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,214,304
2,180,000	Missouri State, MO, Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	2,313,584
		4,527,888
	Nevada — 1.4%
2,000,000	Clark County, NV, General Obligation Limited, Refunding, Series A, 5.000% due 11/1/29	2,289,104
1,000,000	Clark County, NV, School District, General Obligation Limited, Building and Refunding Bonds, Series A, 5.000% due 6/15/26	1,152,267
1,000,000	Clark County, NV, School District, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,152,267
15,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	15,827
		4,609,465
	New Jersey — 0.8%
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,607,315
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,102,611
		2,709,926
	New Mexico — 0.6%
1,040,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	1,104,571
935,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	992,080
		2,096,651
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 7.2%
$1,000,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 0.577% due 11/1/32[2]	$998,974
1,250,000	New York City, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,509,108
1,865,000	New York City, NY, General Obligation Unlimited, REMK Series L, 5.000% due 4/1/33	2,355,805
1,000,000	New York City, NY, General Obligation Unlimited, Series C, 5.000% due 8/1/23	1,061,962
2,000,000	New York City, NY, Municipal Water Finanace Authority, Water and Sewer System, Second General resolution Revenue Bonds, Refunding, Series AA-2, 5.000% due 6/15/30	2,516,202
1,000,000	New York City, NY, Municipal Water Finanace Authority,Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,138,220
1,465,000	New York City, NY, Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,663,962
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Future Tax Secured, Refunding, Series C, 5.000% due 11/1/26	1,927,297
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,585,993
2,440,000	New York State, Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,666,016
	New York State, Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,102,611
1,200,000	5.000% due 1/1/32	1,320,961
	Triborough Bridge and Tunnel Authority, NY, Revenue Bonds, Series C:
1,070,000	4.000% due 11/15/27	1,219,594
1,000,000	5.000% due 11/15/29	1,177,110
		23,243,815
	North Carolina — 2.4%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,278,067
	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maurity:
2,320,000	5.000% due 10/1/22	2,386,396
600,000	5.000% due 10/1/23	639,176
2,940,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/27	3,397,115
		7,700,754
	Ohio — 5.5%
1,180,000	City of Akron, OH, Income Tax Revenue, Revenue Bonds, 4.000% due 12/1/27[3]	1,336,594
500,000	Miami, OH, University of Ohio, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/30[3]	616,177
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,399,333
1,010,000	Ohio State, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System, Refunding, Series A, 5.000% due 1/1/27	1,179,600
2,000,000	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System, Series D2, 0.050% due 1/1/52[1]	2,000,000
1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,730,989
1,925,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	2,027,675
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,000,000	Ohio State, Mental Health Facilities, Revenue Bonds, 5.000% due 6/1/26	$1,154,742
1,265,000	Ohio State, The University, Revenue Bonds, 5.000% due 12/1/25	1,442,926
2,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	2,652,879
		17,540,915
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,181,057
	Oregon — 2.0%
2,975,000	City of Portland, OR, Sewer System, Revenue Bonds, Series A, 4.500% due 5/1/30	3,351,882
	Oregon State, General Obligation Unlimited, Article XI-Q State Project, Series K,:
1,490,000	5.000% due 11/1/28	1,827,967
1,000,000	5.000% due 11/1/30	1,274,300
		6,454,149
	Pennsylvania — 6.9%
1,000,000	Allegheny, PA, Sanitary Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,133,822
1,950,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	2,342,349
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,158,509
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series B, 5.000% due 2/1/28	1,193,030
	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2:
1,500,000	5.000% due 9/15/25	1,696,846
2,000,000	5.000% due 9/15/28	2,317,588
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	3,068,777
2,500,000	Pennsbury Country, PA, School District, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25[3]	2,682,607
2,095,000	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 8/15/25	2,369,096
1,720,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,796,993
2,185,000	Pennsylvania State, Public School Building Authority, Revenue Bonds, Escrowed to Maurity, 5.000% due 5/1/23	2,299,013
		22,058,630
	Rhode Island — 0.3%
1,020,000	Rhode Island Health and Educational Building Corp., Public School Revenue, Revenue Bonds, Refunding, Series A, (Municipal Government Guaranteed), 5.000% due 5/15/22	1,033,465
	South Carolina — 0.4%
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	1,192,565
	Texas — 13.2%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,150,797
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,952,724
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$2,000,000	City of Dallas and Fort Worth, TX, International Airport Joint Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/31	$2,509,206
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,420,748
	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	2,088,285
1,000,000	5.000% due 10/1/27	1,123,841
3,000,000	Harris County, TX, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,602,670
3,000,000	Harris County, TX, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,399,191
1,300,000	Harris County, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,428,843
1,130,000	Irving Tax Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 4.000% due 2/15/32	1,301,246
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, (AGMC Insured), 5.000% due 5/15/27[3]	1,177,978
1,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	1,257,172
2,500,000	North Texas Municipal Water District, Revenue Bonds, Series 2021A, 4.000% due 9/1/23	2,622,382
1,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,185,411
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,410,444
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	2,970,816
1,375,000	Texas State, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,501,775
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,284,773
		42,388,302
	Vermont — 0.6%
1,900,000	Vermont State, Educational and Health Buildings Financing Agency, Revenue Bonds,Landmark Collage Project A, 0.120% due 7/1/39[1]	1,900,000
	Virginia — 0.6%
1,575,000	Commonwealth of Virginia, General Obligation Unlimited, Series A, 4.000% due 6/1/30	1,871,594
	Washington — 4.6%
1,000,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Refunding, Series S-1, 5.000% due 11/1/30	1,267,771
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	3,940,002
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,327,919
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	3,860,848
1,000,000	Spokane County, WA, School District No. 356 Central Valley, General Obligation Unlimited, 4.000% due 12/1/32	1,130,440
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,436,500
		14,963,480
See Notes to Schedule of Portfolio Investments
7

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 1.1%
$2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	$2,483,913
1,000,000	Wisconsin State, Revenue Bonds, Series A, 5.000% due 5/1/28	1,183,839
		3,667,752
	Wyoming — 1.0%
2,995,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	3,183,329
	TOTAL MUNICIPAL BONDS (Cost $317,152,012)	316,392,464
TOTAL INVESTMENTS (Cost $317,152,012)	98.5%	$316,392,464
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	4,847,285
NET ASSETS	100.0%	$321,239,749

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2022.
[2]	Floating Rate Bond. Rate shown is as of January 31, 2022.
[3]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedule of Portfolio Investments
8

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2022, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at January 31, 2022.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund’s Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio. The ultimate impact of COVID-19 on the financial performance of the Portfolio’s investments is not reasonably estimable at this time.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
9

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events or transactions subsequent to January 31, 2022 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
10